Operating Segments (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2011	Sep. 30, 2013 Segments	Dec. 31, 2012 Segments
Operating Segments (Textual)
Number of active business segments		2	2
Licensing fee received from Sigma-Tau	$ 5